Loans and Borrowings - Summary of Bank Loans (Details) - Bank Loans [Member] - Research and Laboratory Equipment € in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) Facility Size	Dec. 31, 2023 EUR (€)
Borrowing costs [abstract]
Facility size | Facility Size
Interest rate (in percent)
New debt recognized
Installments
Bank loan outstanding	€ 2,489	€ 11,583
Disclosure of detailed information about borrowings [line items]
Facility size | Facility Size
Interest rate (in percent)
New debt recognized
Installments
Bank loan outstanding	€ 2,489	11,583
Other [Member]
Borrowing costs [abstract]
Debt maturity date	-
Facility size | Facility Size	0
Interest rate (in percent)	0.00%
New debt recognized	€ 0
Installments	0
Bank loan outstanding	€ 9	13
Disclosure of detailed information about borrowings [line items]
Debt maturity date	-
Facility size | Facility Size	0
Interest rate (in percent)	0.00%
New debt recognized	€ 0
Installments	0
Bank loan outstanding	€ 9	13
CDN PGE [Member]
Borrowing costs [abstract]
Debt maturity date	June 2021
Facility size | Facility Size	900,000
Interest rate (in percent)	1.36%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 0	675
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	900,000
Interest rate (in percent)	1.36%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 0	675
CIC PGE [Member]
Borrowing costs [abstract]
Debt maturity date	June 2021
Facility size | Facility Size	2,200,000
Interest rate (in percent)	0.75%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 0	1,650
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	2,200,000
Interest rate (in percent)	0.75%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 0	1,650
BNP PGE [Member]
Borrowing costs [abstract]
Debt maturity date	June 2021
Facility size | Facility Size	4,900,000
Interest rate (in percent)	0.45%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 0	3,675
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	4,900,000
Interest rate (in percent)	0.45%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 0	3,675
Natixis PGE [Member]
Borrowing costs [abstract]
Debt maturity date	June 2021
Facility size | Facility Size	3,000,000
Interest rate (in percent)	0.40%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 0	2,250
Disclosure of detailed information about borrowings [line items]
Debt maturity date	June 2021
Facility size | Facility Size	3,000,000
Interest rate (in percent)	0.40%
New debt recognized	€ 0
Installments	8 quarterly
Bank loan outstanding	€ 0	2,250
BPI PGE [Member]
Borrowing costs [abstract]
Debt maturity date	July 2021
Facility size | Facility Size	2,000,000
Interest rate (in percent)	2.25%
New debt recognized	€ 0
Installments	16 quarterly
Bank loan outstanding	€ 1,100	1,500
Disclosure of detailed information about borrowings [line items]
Debt maturity date	July 2021
Facility size | Facility Size	2,000,000
Interest rate (in percent)	2.25%
New debt recognized	€ 0
Installments	16 quarterly
Bank loan outstanding	€ 1,100	1,500
BPI Pret Taux Bonifie [Member]
Borrowing costs [abstract]
Debt maturity date	November 2021
Facility size | Facility Size	2,250,000
Interest rate (in percent)	2.25%
New debt recognized	€ 0
Installments	20 quarterly
Bank loan outstanding	€ 1,380	1,820
Disclosure of detailed information about borrowings [line items]
Debt maturity date	November 2021
Facility size | Facility Size	2,250,000
Interest rate (in percent)	2.25%
New debt recognized	€ 0
Installments	20 quarterly
Bank loan outstanding	€ 1,380	€ 1,820